UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08763

MH Elite Portfolio of Funds Trust

(Exact name of registrant as specified in charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of principal executive offices) (Zip code)

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 318-7969

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2015 - June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

a)

The name of the issuer of the portfolio security;

b)

The exchange ticker symbol of the portfolio security;

c)

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

d)

The shareholder meeting date;

e)

A brief identification of the matter voted on;

f)

Whether the matter was proposed by the issuer or by a security holder;

g)

Whether the Registrant cast its vote on the matter;

h)

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

i)

Whether the Registrant cast its vote for or against management.

MH Elite Small Cap Fund of Funds

TFS Small Cap

Exchange Ticker Symbol:

TFSSX

CUSIP:

872407200

Shareholder Meeting Date:

May 5, 2016

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve a new investment advisory agreement with TFS Capital LLC	For	Issuer	For	With
2	To elect four nominees to service on the Board of Trustees of the Trust	For	Issuer	For	With
3

To approve adjournments of the Meeting from time to time to solicit additional proxies if there are insufficient votes at the time of the Meeting to constitute a quorum or to approve the other Proposals.

		For	Issuer	For	With

MH Elite Fund of Funds

Oakmark Select I

Exchange Ticker Symbol:

OAKLX

CUSIP:

413838608

Shareholder Meeting Date:

May 20, 2016

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect the Board of Trustees of the Trust	For	Issuer	For	With
2	Amend the Fund’s fundamental investment restrictions with:
2A	Respect to borrowing money and issuing senior securities;	For	Issuer	For	With
2B	Respect to making loans	For	Issuer	For	With
2C	Respect to Investing in commodities and commodity contracts.	For	Issuer	For	With

Oakmark Select I

Exchange Ticker Symbol:

OAKLX

CUSIP:

413838608

Shareholder Meeting Date:

June 17, 2016

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
3	Adopt an Amended and Restated Declaration of Trust that contains proposed amendments relating to:
3A	Future amendments	For	Issuer	For	With
3B	Treatment of shareholder and Trust claims	For	Issuer	For	With
3C	Liability of Trustees and Officers	For	Issuer	For	With
3D	Third party beneficiary claims	For	Issuer	For	With
3E	Trustee powers	For	Issuer	For	With

Parnassus Core Equity Inv

Exchange Ticker Symbol:

PRBLX

CUSIP:

701769101

Shareholder Meeting Date:

February 22, 2016

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Trustees	For	Issuer	For	With

MH Elite Select Portfolio of Funds

Virtus Emerging Market Opportunities I

Exchange Ticker Symbol:

HIEMX

CUSIP:

92828T889

Shareholder Meeting Date:

May 19, 2016

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect Trustees to serve on the Board of Trustees	For	Issuer	For	With
2

To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to all the Funds, to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval

		For	Issuer	For	With
3	To approve an Agreement and Plan of Reorganization providing for the reorganization of Virtus Insight Trust to a Delaware statutory trust	For	Issuer	For	With
4

To approve a proposal to authorize the Board of Trustees, without obtaining a shareholder vote, to reorganize the Trust as another entity; merge the Trust, or merge, consolidate or transfer the assets and liabilities or class of shares to another entity; and combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class

		For	Issuer	For	With
5

To approve a proposal to change shareholder voting rights, from one vote for each share of beneficial interest owned by the shareholder, to one vote for each dollar of net asset value per share owned by such shareholder

		For	Issuer	For	With

Oakmark International I

Exchange Ticker Symbol:

OAKIX

CUSIP:

413838202

Shareholder Meeting Date:

May 20, 2016

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect the Board of Trustees of the Trust	For	Issuer	For	With
2	Amend the Fund’s fundamental investment restrictions with:
2A	Respect to borrowing money and issuing senior securities;	For	Issuer	For	With
2B	Respect to making loans	For	Issuer	For	With
2C	Respect to Investing in commodities and commodity contracts.	For	Issuer	For	With

Oakmark International I

Exchange Ticker Symbol:

OAKIX

CUSIP:

413838202

Shareholder Meeting Date:

June 17, 2016

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
3	Adopt an Amended and Restated Declaration of Trust that contains proposed amendments relating to:
3A	Future amendments	For	Issuer	For	With
3B	Treatment of shareholder and Trust claims	For	Issuer	For	With
3C	Liability of Trustees and Officers	For	Issuer	For	With
3D	Third party beneficiary claims	For	Issuer	For	With
3E	Trustee powers	For	Issuer	For	With

Openheimer International Small-Mid Company  Y

Exchange Ticker Symbol:

OSMYX

CUSIP:

68380U506

Shareholder Meeting Date:

February 12, 2016

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve an amended advisory agreement between the Fund and OFI Global Assets Management, Inc.	For	Issuer	For	With

MH Elite Income Fund of Funds

Cohen & Steers Preferred Securities & Income I

Exchange Ticker Symbol:

CPXIX

CUSIP:

19248X307

Shareholder Meeting Date:

December 17, 2015

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Board of Directors	For	Issuer	For	With

Virtus Multi-Sector Short Term Bond I

Exchange Ticker Symbol:

PIMSX

CUSIP:

92828R10

Shareholder Meeting Date:

May 19, 2016

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect Trustees to the Board of Trustees	For	Issuer	For	With
2

To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to all the Funds, to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval

		For	Issuer	For	With
3	To approve a proposal to amend the fundamental restrictions of the Fundamental Restriction Funds with respect to loans	For	Issuer	For	With
4	To approve a proposal to reclassify the investment objective of the Investment Objective Funds from fundamental to non-fundamental	For	Issuer	For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MH Elite Portfolio of Funds Trust

By: /s/ Harvey Merson

Harvey Merson

Chief Executive Officer

Date: August 8, 2016